Santander Group - Reorganization of insurance business, etc. (Details) - EUR (€) € in Millions	Jul. 10, 2020	Jun. 30, 2020	Jan. 15, 2020	Dec. 31, 2019	Jun. 25, 2019	Jan. 21, 2019
Disclosure of detailed information about business combination [line items]
Investments in associates accounted for using equity method		€ 7,419		€ 7,447
Payment on agreement termination			€ 859
Portion of business acquired by Aegon (as a percent)	51.00%
Proportion of ownership interest not held by entity	51.00%
Consideration transferred, acquisition-date fair value		711
Goodwill recognised as of acquisition date		€ 271
Portion of business acquired by Mapfre (as a percent)						50.01%
Allianz Popular, S.L.
Disclosure of detailed information about business combination [line items]
Investments in associates accounted for using equity method				€ 409
Aegon
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	€ 557
Mapfre
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					€ 82
Allianz Popular, S.L.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			60.00%	40.00%